Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Receivables, net	$ 846,128	$ 875,263
Contract assets:
Current	53,491	47,499
Non-current	75,000	76,188
Contract with customer, asset, net	128,491	123,687
Contract liabilities:
Current	(107,542)	(66,749)
Non-current	(62,175)	(65,855)
Contract with customer, liability	(169,717)	(132,604)
Other current assets
Contract assets:
Current	53,491	47,499
Other non-current assets
Contract assets:
Non-current	75,000	76,188
Other current liabilities
Contract liabilities:
Current	(107,542)	(66,749)
Other non-current liabilities
Contract liabilities:
Non-current	$ (62,175)	$ (65,855)